Distribution Date:	04/12/22	COMM 2015-PC1 Mortgage Trust
Determination Date:	04/06/22
Next Distribution Date:	05/12/22
Record Date:	03/31/22	Commercial Mortgage Pass-Through Certificates
Series 2015-PC1

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2-3	Depositor	Deutsche Mortgage & Asset Receiving Corporation
Certificate Factor Detail	4		Helaine M. Kaplan	(212) 250-5270
Certificate Interest Reconciliation Detail	5		60 Wall Street | New York, NY 10005 | United States
		Master Servicer	Wells Fargo Bank, National Association
Additional Information	6
			Investor Relations		REAM_InvestorRelations@wellsfargo.com
Bond / Collateral Reconciliation - Cash Flows	7
			Three Wells Fargo, MAC D1050-084, 401 S. Tryon Street, 8th Floor | Charlotte, NC 28202 | United States
Bond / Collateral Reconciliation - Balances	8	Special Servicer	Rialto Capital Advisors, LLC
Current Mortgage Loan and Property Stratification	9-13		General	(305) 229-6465
Mortgage Loan Detail (Part 1)	14-16		200 S. Biscayne Blvd., Suite 3550 | Miami, FL 33131 | United States
Mortgage Loan Detail (Part 2)	17-19	Operating Advisor	Park Bridge Lender Services LLC
Principal Prepayment Detail	20		David Rodgers	(212) 230-9025
Historical Detail	21		600 Third Avenue, 40th Floor | New York, NY 10016 | United States
Delinquency Loan Detail	22	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
			Bank, N.A.
Collateral Stratification and Historical Detail	23		Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
Specially Serviced Loan Detail - Part 1	24				trustadministrationgroup@wellsfargo.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Specially Serviced Loan Detail - Part 2	25-26
		Trustee	Wilmington Trust, National Association
Modified Loan Detail	27		CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
Historical Liquidated Loan Detail	28		1100 North Market Street | Wilmington, DE 19890 | United States
Historical Bond / Collateral Loss Reconciliation Detail	29	Controlling Class	RREF II CMBS AIV, L.P.
Interest Shortfall Detail - Collateral Level	30	Representative
			-
Supplemental Notes	31

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 31

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	12593GAA0	1.667000%	57,360,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	12593GAB8	3.148000%	121,750,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-SB	12593GAC6	3.608000%	99,640,000.00	63,329,276.37	4,539,958.15	190,410.02	0.00	0.00	4,730,368.17	58,789,318.22	38.98%	30.00%
A-3	12593GAD4	3.725000%	20,110,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-4	12593GAE2	3.620000%	225,000,000.00	173,208,608.94	45,863,771.61	522,512.64	0.00	0.00	46,386,284.25	127,344,837.33	38.98%	30.00%
A-5	12593GAF9	3.902000%	500,197,000.00	500,197,000.00	0.00	1,626,473.91	0.00	0.00	1,626,473.91	500,197,000.00	38.98%	30.00%
A-M	12593GAH5	4.290000%	76,804,000.00	76,804,000.00	0.00	274,574.30	0.00	0.00	274,574.30	76,804,000.00	32.15%	24.75%
B	12593GAJ1	4.462632%	107,892,000.00	107,892,000.00	0.00	401,235.27	0.00	0.00	401,235.27	107,892,000.00	22.56%	17.38%
C	12593GAK8	4.462632%	73,146,000.00	73,146,000.00	0.00	272,019.75	0.00	0.00	272,019.75	73,146,000.00	16.06%	12.38%
D	12593GAL6	4.462632%	72,503,000.00	72,503,000.00	0.00	269,628.53	0.00	0.00	269,628.53	72,503,000.00	9.61%	7.42%
E	12593GAX0	3.400000%	31,732,000.00	31,732,000.00	0.00	89,907.33	0.00	0.00	89,907.33	31,732,000.00	6.79%	5.25%
F	12593GAZ5	3.400000%	31,087,000.00	31,087,000.00	0.00	88,079.83	0.00	0.00	88,079.83	31,087,000.00	4.03%	3.13%
G*	12593GBB7	3.400000%	45,717,586.00	45,281,021.53	0.00	235,049.16	0.00	0.00	235,049.16	45,281,021.53	0.00%	0.00%
V	12593GBD3	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	12593GBF8	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
LR	12593GBH4	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,462,938,586.00	1,175,179,906.84	50,403,729.76	3,969,890.74	0.00	0.00	54,373,620.50	1,124,776,177.08

X-A	12593GAG7	0.606928%	1,100,861,000.00	813,538,885.31	0.00	411,466.58	0.00	0.00	411,466.58	763,135,155.55
X-B	12593GAM4	0.000000%	181,038,000.00	181,038,000.00	0.00	0.00	0.00	0.00	0.00	181,038,000.00
X-C	12593GAP7	0.000000%	72,503,000.00	72,503,000.00	0.00	0.00	0.00	0.00	0.00	72,503,000.00
X-D	12593GAR3	1.062632%	31,732,000.00	31,732,000.00	0.00	28,099.54	0.00	0.00	28,099.54	31,732,000.00
X-E	12593GAT9	1.062632%	31,087,000.00	31,087,000.00	0.00	27,528.38	0.00	0.00	27,528.38	31,087,000.00

									Certificate Distribution Detail continued to next page

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 31

				Certificate Distribution Detail

										Current	Original
		Pass-Through			Principal	Interest	Prepayment			Credit	Credit
Class	CUSIP	Rate (2)	Original Balance	Beginning Balance	Distribution	Distribution	Penalties	Realized Losses Total Distribution		Ending Balance Support¹	Support¹

X-F	12593GAV4	1.062632%	45,717,586.00	45,281,021.53	0.00	40,097.57	0.00	0.00	40,097.57	45,281,021.53
Notional SubTotal			1,462,938,586.00	1,175,179,906.84	0.00	507,192.07	0.00	0.00	507,192.07	1,124,776,177.08

Deal Distribution Total					50,403,729.76	4,477,082.81	0.00	0.00	54,880,812.57

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 3 of 31

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	12593GAA0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	12593GAB8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-SB	12593GAC6	635.58085478	45.56361050	1.91097973	0.00000000	0.00000000	0.00000000	0.00000000	47.47459022	590.01724428
A-3	12593GAD4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4	12593GAE2	769.81603973	203.83898493	2.32227840	0.00000000	0.00000000	0.00000000	0.00000000	206.16126333	565.97705480
A-5	12593GAF9	1,000.00000000	0.00000000	3.25166666	0.00000000	0.00000000	0.00000000	0.00000000	3.25166666	1,000.00000000
A-M	12593GAH5	1,000.00000000	0.00000000	3.57500000	0.00000000	0.00000000	0.00000000	0.00000000	3.57500000	1,000.00000000
B	12593GAJ1	1,000.00000000	0.00000000	3.71886025	0.00000000	0.00000000	0.00000000	0.00000000	3.71886025	1,000.00000000
C	12593GAK8	1,000.00000000	0.00000000	3.71886022	0.00000000	0.00000000	0.00000000	0.00000000	3.71886022	1,000.00000000
D	12593GAL6	1,000.00000000	0.00000000	3.71886032	0.00000000	0.00000000	0.00000000	0.00000000	3.71886032	1,000.00000000
E	12593GAX0	1,000.00000000	0.00000000	2.83333323	0.00000000	0.00000000	0.00000000	0.00000000	2.83333323	1,000.00000000
F	12593GAZ5	1,000.00000000	0.00000000	2.83333323	0.00000000	0.00000000	0.00000000	0.00000000	2.83333323	1,000.00000000
G	12593GBB7	990.45084161	0.00000000	5.14132920	(2.33505177)	70.99043222	0.00000000	0.00000000	5.14132920	990.45084161
V	12593GBD3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	12593GBF8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
LR	12593GBH4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	12593GAG7	739.00236752	0.00000000	0.37376797	0.00000000	0.00000000	0.00000000	0.00000000	0.37376797	693.21663275
X-B	12593GAM4	1,000.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	1,000.00000000
X-C	12593GAP7	1,000.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	1,000.00000000
X-D	12593GAR3	1,000.00000000	0.00000000	0.88552691	0.00000000	0.00000000	0.00000000	0.00000000	0.88552691	1,000.00000000
X-E	12593GAT9	1,000.00000000	0.00000000	0.88552707	0.00000000	0.00000000	0.00000000	0.00000000	0.88552707	1,000.00000000
X-F	12593GAV4	990.45084161	0.00000000	0.87707102	0.00000000	0.00000000	0.00000000	0.00000000	0.87707102	990.45084161

© 2021 Computershare. All rights reserved. Confidential.										Page 4 of 31

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-SB	03/01/22 - 03/30/22	30	0.00	190,410.02	0.00	190,410.02	0.00	0.00	0.00	190,410.02	0.00
A-3	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4	03/01/22 - 03/30/22	30	0.00	522,512.64	0.00	522,512.64	0.00	0.00	0.00	522,512.64	0.00
A-5	03/01/22 - 03/30/22	30	0.00	1,626,473.91	0.00	1,626,473.91	0.00	0.00	0.00	1,626,473.91	0.00
X-A	03/01/22 - 03/30/22	30	0.00	411,466.58	0.00	411,466.58	0.00	0.00	0.00	411,466.58	0.00
X-B	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-C	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-D	03/01/22 - 03/30/22	30	0.00	28,099.54	0.00	28,099.54	0.00	0.00	0.00	28,099.54	0.00
X-E	03/01/22 - 03/30/22	30	0.00	27,528.38	0.00	27,528.38	0.00	0.00	0.00	27,528.38	0.00
X-F	03/01/22 - 03/30/22	30	0.00	40,097.57	0.00	40,097.57	0.00	0.00	0.00	40,097.57	0.00
A-M	03/01/22 - 03/30/22	30	0.00	274,574.30	0.00	274,574.30	0.00	0.00	0.00	274,574.30	0.00
B	03/01/22 - 03/30/22	30	0.00	401,235.27	0.00	401,235.27	0.00	0.00	0.00	401,235.27	0.00
C	03/01/22 - 03/30/22	30	0.00	272,019.75	0.00	272,019.75	0.00	0.00	0.00	272,019.75	0.00
D	03/01/22 - 03/30/22	30	0.00	269,628.53	0.00	269,628.53	0.00	0.00	0.00	269,628.53	0.00
E	03/01/22 - 03/30/22	30	0.00	89,907.33	0.00	89,907.33	0.00	0.00	0.00	89,907.33	0.00
F	03/01/22 - 03/30/22	30	0.00	88,079.83	0.00	88,079.83	0.00	0.00	0.00	88,079.83	0.00
G	03/01/22 - 03/30/22	30	3,352,264.12	128,296.23	0.00	128,296.23	(106,752.93)	0.00	0.00	235,049.16	3,245,511.19
V	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
R	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
LR	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Totals			3,352,264.12	4,370,329.88	0.00	4,370,329.88	(106,752.93)	0.00	0.00	4,477,082.81	3,245,511.19

© 2021 Computershare. All rights reserved. Confidential.												Page 5 of 31

	Additional Information
Total Available Distribution Amount (1)	54,880,812.57
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 6 of 31

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	4,329,180.70	Master Servicing Fee	6,258.99
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	2,927.08
Interest Adjustments	0.00	Trustee Fee	210.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	505.98
ARD Interest	0.00	Operating Advisor Fee	1,627.89
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	0.00
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	4,329,180.70	Total Fees	11,529.94

Principal		Expenses/Reimbursements
Scheduled Principal	1,528,729.76	Reimbursement for Interest on Advances	7.10
Unscheduled Principal Collections		ASER Amount	39,676.59
Principal Prepayments	48,875,000.00	Special Servicing Fees (Monthly)	(209,920.29)
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	10,804.53
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	50,403,729.76	Total Expenses/Reimbursements	(159,432.07)

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	4,477,082.81
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	50,403,729.76
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	54,880,812.57
Total Funds Collected	54,732,910.46	Total Funds Distributed	54,732,910.44

© 2021 Computershare. All rights reserved. Confidential.			Page 7 of 31

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	1,175,179,906.84	1,175,179,906.84	Beginning Certificate Balance	1,175,179,906.84
(-) Scheduled Principal Collections	1,528,729.76	1,528,729.76	(-) Principal Distributions	50,403,729.76
(-) Unscheduled Principal Collections	48,875,000.00	48,875,000.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	1,124,776,177.08	1,124,776,177.08	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	1,178,036,863.24	1,178,036,863.24	Ending Certificate Balance	1,124,776,177.08
Ending Actual Collateral Balance	1,127,718,474.15	1,127,718,474.15

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.46%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 8 of 31

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	9	80,925,124.36	7.19%	36	4.3701	NAP	Defeased	9	80,925,124.36	7.19%	36	4.3701	NAP
7,499,999 or less	17	80,652,583.88	7.17%	37	4.4498	1.718847	1.39 or less	20	279,757,326.13	24.87%	35	4.3860	0.951506
7,500,000 to 14,999,999	19	226,393,745.73	20.13%	36	4.3970	2.567941	1.40 to 1.44	1	26,000,000.00	2.31%	36	3.9990	1.448500
15,000,000 to 24,999,999	15	309,798,568.48	27.54%	35	4.3389	1.744523	1.45 to 1.54	4	39,666,019.86	3.53%	(7)	4.6168	1.474692
25,000,000 to 49,999,999	8	234,785,044.25	20.87%	29	4.1291	1.544636	1.55 to 1.99	19	427,664,396.08	38.02%	35	4.1983	1.810558
50,000,000 to 99,999,999	1	67,221,110.38	5.98%	36	4.0350	3.199000	2.00 to 2.49	8	102,488,542.98	9.11%	38	4.1855	2.285603
100,000,000 or greater	1	125,000,000.00	11.11%	36	3.9990	1.930600	2.50 to 2.99	4	54,433,384.36	4.84%	37	4.0960	2.678015
Totals	70	1,124,776,177.08	100.00%	34	4.2611	1.967012	3.00 or greater	5	113,841,383.31	10.12%	36	4.1952	4.943625
							Totals	70	1,124,776,177.08	100.00%	34	4.2611	1.967012
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 31

			Current Mortgage Loan and Property Stratification

			State³						State³
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC		State				WAM²	WAC
	Properties	Balance	Agg. Bal.			DSCR¹		Properties	Balance	Agg. Bal.			DSCR¹
Defeased	9	80,925,124.36	7.19%	36	4.3701	NAP	Totals	134	1,124,776,177.08	100.00%	34	4.2611	1.967012
Arizona	4	42,596,221.14	3.79%	36	4.1555	1.750021
									Property Type³
California	13	285,401,162.44	25.37%	37	4.1921	1.876584
Colorado	6	14,432,196.03	1.28%	34	4.4487	1.240842		# Of	Scheduled	% Of			Weighted Avg
							Property Type				WAM²	WAC
Connecticut	1	27,068,927.81	2.41%	36	2.0000	1.558300		Properties	Balance	Agg. Bal.			DSCR¹
Florida	5	112,313,846.20	9.99%	36	4.1763	2.546480	Defeased	9	80,925,124.36	7.19%	36	4.3701	NAP
Georgia	1	7,250,000.00	0.64%	35	4.3000	2.536800	Industrial	31	96,251,683.56	8.56%	38	4.6607	1.800293
Illinois	4	11,968,667.15	1.06%	36	4.4047	1.804147	Lodging	16	260,724,911.00	23.18%	36	4.3554	2.518067
Indiana	1	18,392,206.97	1.64%	33	4.3800	0.472300	Mixed Use	3	57,200,433.33	5.09%	6	4.3750	2.027464
Maryland	1	11,683,384.36	1.04%	36	4.0170	2.937600	Multi-Family	3	11,536,338.69	1.03%	38	4.2978	2.108567
Michigan	30	71,270,873.04	6.34%	38	4.6585	1.797677	Office	15	382,895,957.09	34.04%	35	4.0561	1.768168
Montana	1	12,455,870.40	1.11%	31	5.0500	17.394100	Retail	53	219,677,326.53	19.53%	36	4.2928	1.723884
Nevada	2	15,995,721.46	1.42%	38	4.2426	2.000139	Self Storage	4	15,564,402.53	1.38%	34	3.7912	3.446666
New Jersey	1	13,219,106.79	1.18%	36	5.2800	1.311400	Totals	134	1,124,776,177.08	100.00%	34	4.2611	1.967012
New York	3	80,968,968.81	7.20%	7	4.5988	1.366639
North Carolina	7	13,888,560.05	1.23%	33	4.7271	1.316108
Ohio	17	36,297,734.46	3.23%	37	4.3119	1.836533
Oregon	1	28,571,920.82	2.54%	36	4.0350	0.946200
Puerto Rico	1	27,385,678.33	2.43%	38	4.1300	2.278800
South Carolina	12	18,456,653.18	1.64%	34	4.4311	1.428565
Tennessee	1	20,827,963.77	1.85%	33	4.2450	0.845300
Texas	5	67,444,389.13	6.00%	37	4.0202	1.686150
Virginia	1	24,788,289.32	2.20%	38	4.8300	1.569600
Washington	4	39,096,010.80	3.48%	37	4.4517	2.231006
Wisconsin	3	42,076,700.27	3.74%	36	4.1893	1.836786

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 10 of 31

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	9	80,925,124.36	7.19%	36	4.3701	NAP	Defeased	9	80,925,124.36	7.19%	36	4.3701	NAP
	4.4999% or less	41	730,625,215.00	64.96%	36	4.0495	1.848615	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.5000% to 4.7499%	11	188,278,990.95	16.74%	26	4.5940	1.819833	13 to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.7500% or greater	9	124,946,846.77	11.11%	37	4.9260	3.090814	25 to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	70	1,124,776,177.08	100.00%	34	4.2611	1.967012	37 to 48 months	0	0.00	0.00%	0	0.0000	0.000000
								49 months or greater	61	1,043,851,052.72	92.81%	34	4.2526	1.992113
								Totals	70	1,124,776,177.08	100.00%	34	4.2611	1.967012
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 31

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	9	80,925,124.36	7.19%	36	4.3701	NAP	Defeased	9	80,925,124.36	7.19%	36	4.3701	NAP
	60 months or less	61	1,043,851,052.72	92.81%	34	4.2526	1.992113	Interest Only	10	255,575,000.00	22.72%	37	4.1202	2.074326
	61 to 95 months	0	0.00	0.00%	0	0.0000	0.000000	120 months or less	1	22,500,000.00	2.00%	38	4.0400	2.542800
	96 to 117 months	0	0.00	0.00%	0	0.0000	0.000000	121 months or more	50	765,776,052.72	68.08%	33	4.3031	1.948494
	118 months or greater	0	0.00	0.00%	0	0.0000	0.000000	Totals	70	1,124,776,177.08	100.00%	34	4.2611	1.967012
	Totals	70	1,124,776,177.08	100.00%	34	4.2611	1.967012
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 31

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	9	80,925,124.36	7.19%	36	4.3701	NAP				None
Underwriter's Information		0	0.00	0.00%	0	0.0000	0.000000
	12 months or less	58	998,093,792.95	88.74%	36	4.2356	2.025828
	12 to 24 months	1	28,600,433.33	2.54%	(24)	4.6000	1.454200
	24 months or greater	2	17,156,826.44	1.53%	35	4.6628	0.927446
	Totals	70	1,124,776,177.08	100.00%	34	4.2611	1.967012
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 13 of 31

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
1	406100303	OF	West Hollywood	CA	Actual/360	3.999%	430,447.92	0.00	0.00	N/A	04/06/25	--	125,000,000.00	125,000,000.00	04/06/22
3	304171003	LO	Key West	FL	Actual/360	4.035%	234,047.80	138,851.10	0.00	N/A	04/06/25	--	67,359,961.48	67,221,110.38	04/06/22
4	302691111	MU	Secaucus	NJ	Actual/360	4.700%	197,807.99	48,875,000.00	0.00	N/A	04/06/20	--	48,875,000.00	0.00	04/06/22
5	302691119	IN	Various	MI	Actual/360	4.500%	153,533.23	69,408.31	0.00	N/A	06/06/25	--	39,621,477.85	39,552,069.54	04/06/22
6	304171006	MU	Menands	NY	Actual/360	4.600%	113,606.85	80,118.83	0.00	N/A	04/06/20	--	28,680,552.16	28,600,433.33	10/06/20
7	303750007	OF	Rye Brook	NY	Actual/360	4.695%	128,626.41	42,201.58	0.00	N/A	11/05/24	--	31,816,607.73	31,774,406.15	04/05/22
8	302691115	LO	Portland	OR	Actual/360	4.035%	99,479.60	58,734.05	0.00	N/A	04/06/25	--	28,630,654.87	28,571,920.82	03/06/22
9	656100427	OF	San Juan	PR	Actual/360	4.130%	97,564.54	47,917.54	0.00	N/A	06/01/25	--	27,433,595.87	27,385,678.33	04/01/22
11	304171011	OF	Hartford	CT	Actual/360	2.000%	45,114.88	0.00	0.00	N/A	04/05/25	--	27,068,927.81	27,068,927.81	04/05/22
12	304171012	OF	Everett	WA	Actual/360	4.809%	107,147.29	39,919.84	0.00	N/A	06/06/25	--	25,871,528.11	25,831,608.27	04/06/22
13	656100431	IN	Vienna	VA	Actual/360	4.830%	103,282.18	44,132.28	0.00	N/A	06/06/25	--	24,832,421.60	24,788,289.32	04/06/22
14	406100305	OF	West Hollywood	CA	Actual/360	3.999%	89,533.17	0.00	0.00	N/A	04/06/25	--	26,000,000.00	26,000,000.00	04/06/22
15	304171015	OF	Milwaukee	WI	Actual/360	4.250%	85,198.65	40,246.02	0.00	N/A	04/06/25	--	23,280,086.75	23,239,840.73	04/06/22
16	304171016	LO	Manhattan Beach	CA	Actual/360	4.310%	85,107.32	36,280.09	0.00	N/A	06/06/25	--	22,931,395.08	22,895,114.99	04/06/22
17	304171017	RT	Midland	TX	Actual/360	3.940%	80,450.55	35,670.31	0.00	N/A	05/06/25	--	23,712,296.13	23,676,625.82	04/06/22
18	303750024	RT	Various	Various	Actual/360	4.590%	82,534.46	40,356.80	0.00	N/A	11/05/24	--	20,881,584.47	20,841,227.67	04/05/22
19	406100304	RT	Various	Various	Actual/360	4.040%	78,275.00	0.00	0.00	N/A	06/06/25	--	22,500,000.00	22,500,000.00	04/06/22
20	304171020	LO	Brentwood	TN	Actual/360	4.245%	76,260.49	34,360.13	0.00	N/A	01/05/25	--	20,862,323.90	20,827,963.77	04/05/22
21	406100299	IN	Various	MI	Actual/360	4.961%	87,684.31	37,388.91	0.00	N/A	06/06/25	--	20,525,487.97	20,488,099.06	04/06/22
22	304171022	OF	Hauppauge	NY	Actual/360	4.449%	79,019.60	31,785.49	0.00	N/A	06/05/23	--	20,625,914.82	20,594,129.33	04/05/22
23	304171023	OF	Plano	TX	Actual/360	4.045%	76,281.96	0.00	0.00	05/06/25	07/06/26	--	21,900,000.00	21,900,000.00	04/06/22
24	304171024	RT	Nogales	AZ	Actual/360	4.150%	70,353.61	32,821.82	0.00	N/A	02/06/25	--	19,686,978.68	19,654,156.86	04/06/22
25	304171025	LO	South Bend	IN	Actual/360	4.380%	69,488.75	31,676.24	0.00	N/A	01/05/25	--	18,423,883.21	18,392,206.97	03/05/22
26	406100309	MH	Bourbonnais	IL	Actual/360	4.412%	66,106.41	33,184.65	0.00	N/A	06/06/25	--	17,399,986.34	17,366,801.69	04/06/22
27	304171027	LO	Pismo Beach	CA	Actual/360	4.540%	72,715.67	0.00	0.00	N/A	06/06/25	--	18,600,000.00	18,600,000.00	04/06/22
28	304171028	OF	Tempe	AZ	Actual/360	3.993%	51,423.55	30,712.92	0.00	N/A	05/06/25	--	14,957,461.65	14,926,748.73	04/06/22
29	406100291	RT	Florida City	FL	Actual/360	4.151%	56,573.13	26,074.33	0.00	N/A	04/06/25	--	15,826,988.29	15,800,913.96	04/06/22
30	304171030	RT	Saint Petersburg	FL	Actual/360	4.399%	56,788.96	23,323.33	0.00	N/A	06/06/25	--	14,991,696.27	14,968,372.94	04/06/22

© 2021 Computershare. All rights reserved. Confidential.																Page 14 of 31

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
31	304171031	LO	Fairfield	CA	Actual/360	4.730%	57,570.41	25,700.39	0.00	N/A	05/06/25	--	14,134,451.65	14,108,751.26	04/06/22
32	304171032	MU	Garden Grove	CA	Actual/360	4.150%	55,748.33	0.00	0.00	N/A	05/06/25	--	15,600,000.00	15,600,000.00	04/06/22
33	406100260	LO	Greenough	MT	Actual/360	5.050%	54,354.36	43,374.88	0.00	N/A	11/06/24	--	12,499,245.28	12,455,870.40	04/06/22
34	406100279	SS	Spokane	WA	Actual/360	3.755%	42,983.34	28,843.56	0.00	N/A	02/06/25	--	13,293,246.09	13,264,402.53	04/06/22
35	304171035	OF	Milwaukee	WI	Actual/360	4.138%	50,996.57	23,634.50	0.00	N/A	04/06/25	--	14,311,702.53	14,288,068.03	04/06/22
36	302691122	RT	Las Vegas	NV	Actual/360	4.230%	50,876.46	23,965.93	0.00	N/A	06/06/25	--	13,967,456.21	13,943,490.28	04/06/22
37	304171037	RT	Austin	TX	Actual/360	4.260%	48,189.24	25,689.58	0.00	N/A	06/06/25	--	13,136,548.92	13,110,859.34	04/06/22
38	406100289	RT	South Brunswick	NJ	Actual/360	5.280%	60,182.55	17,524.83	0.00	N/A	04/06/25	--	13,236,631.62	13,219,106.79	04/06/22
39	406100290	RT	Laurel	MD	Actual/360	4.017%	40,497.12	24,086.32	0.00	N/A	04/06/25	--	11,707,470.68	11,683,384.36	04/06/22
40	304171040	LO	Marina Del Rey	CA	Actual/360	4.540%	51,995.61	0.00	0.00	N/A	06/06/25	--	13,300,000.00	13,300,000.00	04/06/22
41	406100306	MF	Warren	MI	Actual/360	4.706%	48,574.64	19,543.91	0.00	N/A	06/06/25	--	11,986,667.62	11,967,123.71	04/06/22
42	304171042	MU	Santa Fe Springs	CA	Actual/360	4.150%	46,456.94	0.00	0.00	N/A	05/06/25	--	13,000,000.00	13,000,000.00	04/06/22
43	304171043	LO	Venice	CA	Actual/360	4.490%	48,813.16	0.00	0.00	N/A	06/06/25	--	12,625,000.00	12,625,000.00	04/06/22
44	406100282	LO	Littleton	CO	Actual/360	4.390%	38,653.71	29,497.60	0.00	N/A	03/06/25	--	10,225,098.40	10,195,600.80	04/06/22
46	406100270	OF	Burbank	CA	Actual/360	4.557%	40,073.35	19,605.75	0.00	N/A	01/06/25	--	10,212,155.12	10,192,549.37	04/06/22
47	406100283	LO	Various	OH	Actual/360	4.900%	40,706.61	26,142.32	0.00	N/A	03/06/25	--	9,647,386.82	9,621,244.50	02/06/20
48	304171048	RT	Lubbock	TX	Actual/360	3.970%	35,308.73	17,492.57	0.00	N/A	05/06/25	--	10,328,384.11	10,310,891.54	04/06/22
49	304171049	RT	St. George	UT	Actual/360	4.162%	36,014.89	16,342.53	0.00	N/A	06/06/25	03/06/25	10,048,227.85	10,031,885.32	04/06/22
51	406100281	RT	Fort Lauderdale	FL	Actual/360	4.450%	30,827.67	15,514.46	0.00	N/A	03/06/25	--	8,044,915.26	8,029,400.80	04/06/22
52	406100298	MF	Columbus	OH	Actual/360	4.223%	31,774.18	12,358.27	0.00	N/A	06/06/25	--	8,737,639.73	8,725,281.46	04/06/22
53	304171053	LO	Port Richey	FL	Actual/360	4.870%	26,539.08	34,017.27	0.00	N/A	06/06/25	--	6,328,065.39	6,294,048.12	04/06/22
54	304171054	MU	Fountain Valley	CA	Actual/360	4.150%	29,839.65	0.00	0.00	N/A	01/06/25	--	8,350,000.00	8,350,000.00	04/06/22
56	406100292	RT	Escondido	CA	Actual/360	4.217%	26,507.20	12,693.59	0.00	N/A	04/06/25	--	7,299,632.93	7,286,939.34	04/06/22
57	304171057	RT	Chicago	IL	Actual/360	4.360%	28,331.51	10,543.76	0.00	N/A	03/05/25	--	7,546,125.70	7,535,581.94	05/05/21
58	304171058	MF	Decatur	GA	Actual/360	4.500%	26,538.35	11,463.05	0.00	N/A	11/06/24	--	6,848,607.32	6,837,144.27	04/06/22
59	304171059	RT	Various	MI	Actual/360	4.780%	27,349.14	11,910.14	0.00	N/A	06/06/25	--	6,644,411.46	6,632,501.32	04/06/22
60	302691117	OF	Irving	TX	Actual/360	4.170%	24,912.20	11,267.43	0.00	N/A	06/06/25	--	6,937,721.04	6,926,453.61	04/06/22
61	406100285	RT	Dunwoody	GA	Actual/360	4.300%	26,845.14	0.00	0.00	N/A	03/06/25	--	7,250,000.00	7,250,000.00	04/06/22

© 2021 Computershare. All rights reserved. Confidential.																Page 15 of 31

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
63	302691109	MF	Bradenton	FL	Actual/360	4.170%	22,878.01	11,230.74	0.00	N/A	11/05/24	--	6,371,225.78	6,359,995.04	04/06/22
64	302691114	RT	Surfside Beach	SC	Actual/360	4.250%	21,542.03	11,663.91	0.00	N/A	04/06/25	--	5,886,248.57	5,874,584.66	04/06/22
65	406100297	LO	Charlotte	NC	Actual/360	4.929%	23,900.60	14,990.28	0.00	N/A	05/06/25	--	5,631,069.27	5,616,078.99	05/06/21
66	304171066	OF	Tucson	AZ	Actual/360	4.662%	22,976.27	7,390.08	0.00	N/A	06/06/25	--	5,722,705.63	5,715,315.55	04/06/22
69	656100426	IN	Houston	TX	Actual/360	4.200%	16,779.82	9,162.54	0.00	N/A	06/06/25	--	4,639,580.70	4,630,418.16	04/06/22
70	406100296	RT	Taylor	MI	Actual/360	4.498%	17,852.90	11,044.49	0.00	N/A	05/06/25	--	4,609,247.61	4,598,203.12	04/06/22
72	302691120	RT	Chapin	SC	Actual/360	4.370%	16,023.45	8,177.58	0.00	N/A	06/06/25	--	4,258,094.72	4,249,917.14	04/06/22
73	406100302	IN	Milpitas	CA	Actual/360	4.142%	14,329.79	8,009.55	0.00	N/A	06/06/25	--	4,017,636.18	4,009,626.63	04/06/22
74	304171074	MF	Lewisville	TX	Actual/360	4.439%	14,790.26	7,345.48	0.00	N/A	03/06/25	--	3,869,029.02	3,861,683.54	04/06/22
75	304171075	MF	Denton	TX	Actual/360	4.611%	12,092.20	5,617.34	0.00	N/A	02/06/25	--	3,045,248.79	3,039,631.45	04/06/22
76	406100301	IN	Escondido	CA	Actual/360	4.739%	11,375.41	4,358.32	0.00	N/A	06/06/25	--	2,787,539.17	2,783,180.85	04/06/22
77	302691123	MF	Danville	IL	Actual/360	4.530%	10,982.13	4,271.95	0.00	N/A	06/06/25	--	2,815,329.18	2,811,057.23	04/06/22
78	406100280	OF	Reno	NV	Actual/360	4.328%	7,670.73	5,982.14	0.00	N/A	03/06/25	--	2,058,213.32	2,052,231.18	04/06/22
79	304171079	SS	Yuma	AZ	Actual/360	4.000%	7,922.22	0.00	0.00	N/A	05/06/25	--	2,300,000.00	2,300,000.00	04/06/22
80	302691116	RT	Antioch	IL	Actual/360	4.395%	6,150.46	3,108.15	0.00	N/A	06/06/25	--	1,625,136.13	1,622,027.98	04/06/22
Totals							4,329,180.70	50,403,729.76	0.00				1,175,179,906.84	1,124,776,177.08
1 Property Type Codes
HC - Health Care			MU - Mixed Use	WH - Warehouse			MF - Multi-Family
SS - Self Storage			LO - Lodging	RT - Retail			SF - Single Family Rental
98 - Other			IN - Industrial	OF - Office			MH - Mobile Home Park
SE - Securities			CH - Cooperative Housing	ZZ - Missing Information/Undefined

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	10,356,735.64	9,959,680.39	10/01/20	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
3	15,675,518.79	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
4	0.00	655,749.00	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
5	5,443,568.86	3,962,727.03	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
6	3,384,055.00	3,527,489.00	07/01/19	06/30/20	06/07/21	7,602,961.79	649,240.34	163,079.19	2,992,682.53	163,523.04	0.00
7	8,344,001.92	5,389,467.13	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
8	0.00	1,543,676.12	01/01/21	09/30/21	08/06/21	0.00	0.00	1,422,790.56	1,422,790.56	408,402.16	0.00
9	4,245,143.53	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
11	1,147,133.02	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
12	3,489,115.76	2,592,240.82	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
13	2,872,193.70	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
14	1,658,369.89	1,575,597.74	10/01/20	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
15	3,043,072.17	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
16	1,264,520.64	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
17	1,898,610.32	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
18	3,087,306.00	3,184,740.00	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
19	2,343,540.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
20	(346,701.00)	1,003,921.00	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
21	2,639,726.00	2,216,642.09	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
22	2,708,157.55	1,882,873.16	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
23	2,132,002.35	1,677,965.05	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
24	1,756,129.46	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
25	0.00	751,699.00	01/01/21	09/30/21	05/06/21	1,025,410.53	15,203.14	101,085.66	101,085.66	0.00	0.00
26	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
27	3,921,670.93	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
28	2,061,196.52	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
29	1,714,041.61	1,473,338.94	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
30	1,299,492.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 17 of 31

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
31	2,138,082.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
32	1,745,402.96	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
33	22,555,985.62	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
34	2,467,501.40	2,086,191.50	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
35	1,672,688.30	1,257,696.66	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
36	1,853,340.46	1,502,207.80	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
37	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
38	1,295,023.97	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
39	2,410,651.60	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
40	983,557.31	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
41	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
42	1,586,247.11	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
43	35,517.05	123,472.47	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
44	1,023,268.28	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
46	1,295,295.72	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
47	0.00	107,508.00	01/01/20	03/31/20	08/06/21	0.00	0.00	66,781.64	1,696,373.87	297,293.36	0.00
48	1,168,325.90	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
49	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
51	311,014.96	252,689.63	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
52	1,281,301.82	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
53	1,459,371.45	1,917,244.45	10/01/20	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
54	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
56	633,405.17	485,430.16	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
57	703,198.00	0.00	--	--	05/06/21	2,592,994.76	114,493.32	29,098.55	331,915.45	0.00	0.00
58	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
59	694,705.39	392,461.70	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
60	436,046.53	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
61	777,180.56	430,673.38	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 18 of 31

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
63	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
64	700,774.20	132,564.53	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
65	186,577.00	230,971.84	01/01/21	06/30/21	08/06/21	0.00	0.00	38,851.60	427,534.02	0.00	0.00
66	579,127.85	326,383.75	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
69	671,504.44	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
70	631,012.49	483,951.93	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
72	481,391.17	86,813.71	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
73	732,325.37	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
74	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
75	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
76	389,663.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
77	214,883.32	227,664.06	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
78	185,963.93	178,188.37	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
79	484,687.10	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
80	168,358.94	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	140,091,981.03	51,619,920.41				11,221,367.08	778,936.80	1,821,687.20	6,972,382.09	869,218.56	0.00

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		Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
4	302691111	48,875,000.00	Disposition	0.00	0.00
Totals		48,875,000.00		0.00	0.00
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
04/12/22	0	0.00	0	0.00	3	22,772,905.43	1	5,616,078.99	1	28,600,433.33	0	0.00	0	0.00	1	48,875,000.00	4.261065%	4.227259%	34
03/11/22	0	0.00	0	0.00	3	22,824,581.79	1	18,423,883.21	1	28,680,552.16	0	0.00	0	0.00	0	0.00	4.279500%	4.236242%	33
02/11/22	1	28,698,802.11	0	0.00	3	22,885,027.03	1	18,462,153.80	1	28,771,340.38	0	0.00	0	0.00	0	0.00	4.279688%	4.236423%	34
01/12/22	1	28,757,096.83	0	0.00	3	22,936,242.46	1	18,493,567.22	1	28,850,784.90	0	0.00	0	0.00	0	0.00	4.279842%	4.236569%	35
12/10/21	1	28,815,189.70	0	0.00	4	41,512,109.75	1	18,524,862.60	1	28,929,915.97	0	0.00	0	0.00	0	0.00	4.279994%	4.236714%	36
11/15/21	1	28,876,306.77	0	0.00	4	41,599,346.34	1	18,558,289.83	1	29,012,427.35	1	7,591,529.52	0	0.00	0	0.00	4.280156%	4.236869%	37
10/13/21	0	0.00	0	0.00	5	70,614,958.95	0	0.00	1	29,090,920.66	0	0.00	0	0.00	0	0.00	4.280306%	4.237011%	38
09/13/21	0	0.00	1	18,622,534.76	4	52,139,729.68	0	0.00	1	29,172,817.21	0	0.00	0	0.00	0	0.00	4.280467%	4.235446%	39
08/12/21	1	18,653,345.55	0	0.00	4	52,247,145.73	0	0.00	1	29,250,677.71	0	0.00	0	0.00	0	0.00	4.280614%	4.235586%	40
07/12/21	0	0.00	0	0.00	4	52,354,157.15	0	0.00	1	29,328,231.01	0	0.00	0	0.00	0	0.00	4.280761%	4.235724%	41
06/11/21	0	0.00	0	0.00	5	71,183,961.08	0	0.00	1	29,409,221.34	0	0.00	0	0.00	0	0.00	4.280918%	4.235873%	42
05/12/21	0	0.00	0	0.00	5	71,320,600.41	0	0.00	1	29,486,149.11	1	10,521,390.87	0	0.00	0	0.00	4.281063%	4.224292%	43
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

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					Delinquency Loan Detail
		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
6	304171006	10/06/20	17	5	163,079.19	2,992,682.53	272,992.67	30,034,858.18	12/20/19	7			05/04/21
8	302691115	03/06/22	0	B	1,422,790.56	1,422,790.56	443,254.46	29,082,089.89	06/29/20	13
25	304171025	03/05/22	0	B	101,085.66	101,085.66	0.00	18,423,883.21	08/26/20	9
47	406100283	02/06/20	25	6	66,781.64	1,696,373.87	371,980.54	10,286,963.29	12/20/19	2
57	304171057	05/05/21	10	6	29,098.55	331,915.45	181,287.36	7,654,783.39	07/22/20	1
65	406100297	05/06/21	10	6	38,851.60	427,534.02	409.50	5,782,062.12	08/21/20	2		03/21/22
Totals					1,821,687.20	6,972,382.09	1,269,924.53	101,264,640.08
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
			3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		28,600,433	0		0	28,600,433
0 - 6 Months		0	0		0	0
7 - 12 Months		0	0		0	0
13 - 24 Months		20,594,129	20,594,129		0	0
25 - 36 Months		595,821,979	578,665,153	17,156,826		0
37 - 48 Months		457,859,635	452,243,556		0	5,616,079
49 - 60 Months		21,900,000	21,900,000		0	0
> 60 Months		0	0		0	0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Apr-22	1,124,776,177	1,073,402,838	0	0	17,156,826	34,216,512
Mar-22	1,175,179,907	1,074,799,773	0	0	71,699,582	28,680,552
Feb-22	1,177,001,161	1,047,770,992	28,698,802	0	71,760,027	28,771,340
Jan-22	1,178,517,201	1,049,098,077	28,757,097	0	71,811,242	28,850,785
Dec-21	1,180,027,502	1,031,895,286	28,815,190	0	90,387,110	28,929,916
Nov-21	1,181,632,088	1,033,269,007	28,876,307	0	71,916,057	47,570,717
Oct-21	1,183,130,594	1,034,549,714	0	0	119,489,959	29,090,921
Sep-21	1,184,723,808	1,035,913,726	0	18,622,535	101,014,730	29,172,817
Aug-21	1,186,210,608	1,037,184,439	18,653,346	0	101,122,146	29,250,678
Jul-21	1,187,691,780	1,057,134,392	0	0	101,229,157	29,328,231
Jun-21	1,189,268,282	1,039,800,099	0	0	120,058,961	29,409,221
May-21	1,190,737,878	1,041,056,128	0	0	120,195,600	29,486,149
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 23 of 31

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
4	302691111	0.00	-	68,100,000.00	07/12/21	548,799.00	0.31410	09/30/21	04/06/20	I/O
6	304171006	28,600,433.33	30,034,858.18	20,800,000.00	08/09/21	3,380,822.00	1.45420	06/30/20	04/06/20	215
8	302691115	28,571,920.82	29,082,089.89	42,500,000.00	02/01/22	1,347,357.62	0.94620	09/30/21	04/06/25	275
25	304171025	18,392,206.97	18,423,883.21	20,800,000.00	01/28/22	430,088.00	0.47230	09/30/21	01/05/25	278
47	406100283	9,621,244.50	10,286,963.29	16,100,000.00	07/08/21	61,515.00	0.10220	03/31/20	03/06/25	214
57	304171057	7,535,581.94	7,654,783.39	5,900,000.00	08/18/21	683,099.00	1.98110	12/31/19	03/05/25	278
65	406100297	5,616,078.99	5,782,062.12	9,000,000.00	08/16/21	179,434.84	0.76890	06/30/21	05/06/25	216
Totals		98,337,466.55	101,264,640.08	183,200,000.00		6,631,115.46

© 2021 Computershare. All rights reserved. Confidential.										Page 24 of 31

					Specially Serviced Loan Detail - Part 2
				Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²	Special Servicing Comments
4	302691111	MU	NJ	04/24/20	8
	Special Servicer comments are not available for this cycle.

6	304171006	MU	NY	12/20/19	7

Riverview Center is an 8-story Class-B Flex/Office building consisting of 977,780 SF located in Menands, New York - close to Albany. Title was transferred to Lender in May 2021 with a recorded deed date of 5/27/2021. A Property manager and leasing agen t have been placed. Lease renewals have been completed with the Department of Health, General Dynamics and Health Research Inc. A new lease has been signed with Mt. Sinai. Occupancy is currently 58%. Occupancy

	continues to stabilize. The Property is currently under contract for sale with expected closing date of April 29, 2022.

8	302691115	LO	OR	06/29/20	13

Loan transferred for Borrower declared Imminent Monetary Default as a result of the Covid-19 pandemic. The special servicer continues to monitor loan and asset performance and process Borrower's pending consent request. Any enforcement

	of lender's rights are subject to local OR legislation.

25	304171025	LO	IN	08/26/20	9

The Loan is in monetary default and Special Servicer is dual tracking (foreclosure / settlement). The loan was brought current as of December 2021. The loan continues to perform in accordance with the terms under the settlement agreement.

47	406100283	LO	OH	12/20/19	2
	Borrower has requested COVID-related debt relief. Special Servicer has initiated foreclosure proceedings. Borrower is paying interest and working on a proposal for a forbearance.

57	304171057	RT	IL	07/22/20	1

The Loan transferred due to Monetary Default as a result of the Covid-19 pandemic. A pre-negotiation has been executed. Special Servicer has evaluated several lease consents. Special servicer has received lender's consent to a long term

	forbearance agree ment with the borrower. Forbearance was executed and property management changed approved. Loan will be returned to the master servicer after new lease assignment consent request.

© 2021 Computershare. All rights reserved. Confidential.						Page 25 of 31

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
65	406100297	LO	NC	08/21/20	2

Loan transferred for Imminent Monetary Default at Borrower's request as a result of the Covid-19 pandemic. Borrower received a PPP loan and an EIDL Loan. Borrower has since returned the EIDL loan. On March 9, 2022, GF was appointed as

Recevier. Special S ervicer is pursuing a foreclosure strategy.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 26 of 31

				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
11	304171011	0.00	4.26000%	0.00	1.00000%	8	08/05/19	08/05/19	07/05/19
11	304171011	0.00	1.00000%	0.00	1.00000%	8	07/25/19	08/05/19	07/05/19
44	406100282	0.00	4.39000%	0.00	4.39000%	10	04/07/21	04/01/20	05/06/21
44	406100282	0.00	4.39000%	0.00	4.39000%	10	04/01/21	04/01/20	05/06/21
51	406100281	8,399,370.77	4.45000%	8,399,370.77	4.45000%	10	12/28/20	05/06/20	01/21/21
51	406100281	0.00	4.45000%	0.00	4.45000%	10	12/28/21	05/06/20	01/21/21
57	304171057	0.00	4.36000%	0.00	4.36000%	10	10/25/21	10/25/21	--
Totals		8,399,370.77		8,399,370.77
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

© 2021 Computershare. All rights reserved. Confidential.									Page 27 of 31

					Historical Liquidated Loan Detail

			Loan		Gross Sales					Current		Loss to Loan	Percent of
			Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan		Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number	Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
2	406100311	12/11/20	108,974,889.40	166,250,000.00	110,619,191.10	1,644,301.76	110,619,191.10	108,974,889.34	0.00	0.00	0.00	0.00	0.00%
4	302691111	04/12/22	48,875,000.00	68,100,000.00	52,728,346.14	3,616,508.96	52,728,346.14	49,111,837.18	0.00	0.00	0.00	0.00	0.00%
71	304171071	12/11/20	4,418,879.89	6,900,000.00	4,189,840.85	207,525.85	4,189,840.85	3,982,315.00	436,564.89	0.00	0.00	436,564.89	8.73%
Current Period Totals			48,875,000.00	68,100,000.00	52,728,346.14	3,616,508.96	52,728,346.14	49,111,837.18	0.00	0.00	0.00	0.00
Cumulative Totals			162,268,769.29	241,250,000.00	167,537,378.09	5,468,336.57	167,537,378.09	162,069,041.52	436,564.89	0.00	0.00	436,564.89

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.													Page 28 of 31

				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
2	406100311	12/11/20	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
4	302691111	04/12/22	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
71	304171071	12/11/20	0.00	0.00	436,564.89	0.00	0.00	436,564.89	0.00	0.00	436,564.89
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.00	436,564.89	0.00	0.00	436,564.89	0.00	0.00	436,564.89

© 2021 Computershare. All rights reserved. Confidential.											Page 29 of 31

			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
4	0.00	0.00	(231,137.99)	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
6	0.00	0.00	6,174.29	0.00	0.00	29,952.50	0.00	0.00	0.00	0.00	0.00	0.00
8	0.00	0.00	6,163.54	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
11	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	52,679.14
17	0.00	0.00	0.00	0.00	1,161.21	0.00	0.00	0.00	0.00	0.00	0.00	0.00
20	0.00	0.00	0.00	0.00	1,106.21	0.00	0.00	0.00	0.00	0.00	0.00	0.00
25	0.00	0.00	3,966.25	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
44	0.00	0.00	0.00	0.00	681.51	0.00	0.00	0.00	0.00	0.00	0.00	0.00
47	0.00	0.00	2,076.87	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
48	0.00	0.00	0.00	0.00	7,392.18	0.00	0.00	0.00	0.00	0.00	0.00	0.00
51	0.00	0.00	0.00	0.00	463.42	0.00	0.00	0.00	0.00	0.00	0.00	0.00
57	0.00	0.00	1,624.51	0.00	0.00	9,724.09	0.00	0.00	0.00	0.00	0.00	0.00
65	0.00	0.00	1,212.24	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
76	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	7.10	0.00	0.00	0.00
Total	0.00	0.00	(209,920.29)	0.00	10,804.53	39,676.59	0.00	0.00	7.10	0.00	0.00	52,679.14
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		(106,752.93)

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Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 31 of 31